Summary of Significant Accounting Policies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents	¥ 105,258	¥ 114,197
Lease term percentage	75.00%
Minimum lease payments percentage	90.00%
Advertising costs	¥ 1,299	2,986	¥ 3,737
Recognized income tax percentage	50.00%
Investments and Cash	¥ 105,258	¥ 114,197
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee rates percentage	31.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee rates percentage	37.00%